Subsequent Events (Details)	1 Months Ended				1 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Apr. 28, 2011 CNY	Feb. 08, 2010 CNY	Mar. 31, 2012 Stock options Amended and restated 2007 Share Incentive Plan	Mar. 12, 2012 Stock options Amended and restated 2007 Share Incentive Plan USD ($)
Subsequent Events
Share options granted to purchase ordinary shares (in shares)	28,400,000	48,000,000			96,645,000
Exercise price per ordinary share (in RMB or dollars per share)			4.7717	5.7308		$ 0.30
Vesting period (in years)					5 years
Stock options outstanding and exercised (in shares)						136,874,658